Warrants (Details Narrative)	12 Months Ended
Jun. 30, 2024 $ / shares shares
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares	$ 1.0560
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	27.76%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.84%
Warrant One [Member]
Class of Warrant or Right, Outstanding	30,000
Conversion of Stock, Shares Converted	19,750
Warrant Two [Member]
Class of Warrant or Right, Outstanding	5,645,455
Conversion of Stock, Shares Converted	4,892,727